Note 3 - Corporate Information and Group Composition - Results of Discontinued Operations (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 19, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Revenue		$ 331,037	$ 250,991	$ 165,056
Profit (loss) before income tax		0	(1,053)	139,792
Profit (loss) from discontinued operation		0	(816)	141,742
Exchange differences on translation of discontinued operations		96	(0)	(2,936)
Other comprehensive loss from discontinued operations		12,170	(44,891)	181,217
Net cash flow from discontinued operating activities		0	0	65,806
Net cash flow used in discontinued investing activities		0	0	(576)
Net cash flow used in discontinued financing activities		0	0	(44,711)
Net change in cash and cash equivalents		0	0	20,518
Discontinued operations [member]
Statement Line Items [Line Items]
Revenue		0	0	136,246
Expenses		(0)	1,053	147,822
Profit (loss) before income tax		0	(1,053)	(11,576)
Income tax benefit (expense)		0	237	1,950
Profit (loss) after income tax		0	(816)	(9,626)
Gain on sale of the subsidiary after income tax	$ 151,368	0	0	151,368
Profit (loss) from discontinued operation		0	(816)	141,742
Exchange differences on translation of discontinued operations	$ 2,936	0	0	(1,802)
Other comprehensive loss from discontinued operations		$ 0	$ 0	$ (1,802)
Basic earnings from discontinued operations per share (in dollars per share)		$ 0	$ (0.00)	$ 0.60
Diluted earnings from discontinued operations per share (in dollars per share)		0	(0.00)	0.60
Discontinued operations [member] | ADS [member]
Statement Line Items [Line Items]
Basic earnings from discontinued operations per share (in dollars per share)		0	(0.01)	1.21
Diluted earnings from discontinued operations per share (in dollars per share)		$ 0	$ (0.01)	$ 1.19